Note 15 - Plant Restructuring - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Balance	$ 117	$ 0	$ 0
Charge to expense	425	3,550	70
Cash payments/write offs	(542)	(3,433)	(70)
Charge to expense	425	3,550	70
Balance	0	117	0
Employee Severance [Member]
Balance	117	0	0
Charge to expense	213	361	0
Cash payments/write offs	(330)	(244)	0
Charge to expense	213	361	0
Balance	0	117	0
Other Restructuring [Member]
Balance	0	0	0
Charge to expense	212	3,189	70
Cash payments/write offs	(212)	(3,189)	(70)
Charge to expense	212	3,189	70
Balance	$ 0	$ 0	$ 0